FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Values of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets, carrying value	$ 61,402	$ 59,010
Financial assets, at fair value	61,402	59,010
Disclosure of financial liabilities [line items]
Financial liabilities	295,233	287,864
Financial liabilities	293,079	286,537
Corporate borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	14,823	12,160
Financial liabilities	13,856	11,350
Property-specific borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	211,031	205,336
Financial liabilities	210,159	205,003
Subsidiary borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	16,662	16,214
Financial liabilities	16,347	16,030
Property-specific borrowings and subsidiary borrowings [Member]
Disclosure of financial liabilities [line items]
Financial liabilities	227,693	221,550
Financial liabilities	226,506	221,033
Accounts payable and other
Disclosure of financial liabilities [line items]
Financial liabilities	47,696	50,009
Financial liabilities	47,696	50,009
Subsidiary equity obligations
Disclosure of financial liabilities [line items]
Financial liabilities	5,021	4,145
Financial liabilities	5,021	4,145
Equity investments [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	4,488	5,181
Financial assets, at fair value	4,488	5,181
Loans and notes receivables
Disclosure of financial assets [line items]
Financial assets, carrying value	10,329	9,904
Financial assets, at fair value	10,329	9,904
Cash And Cash Equivalents1
Disclosure of financial assets [line items]
Financial assets, carrying value	11,249	11,222
Financial assets, at fair value	11,249	11,222
Other financial assets
Disclosure of financial assets [line items]
Financial assets, carrying value	30,614	28,324
Financial assets, at fair value	30,614	28,324
Trade receivables and other [Member]
Disclosure of financial assets [line items]
Financial assets, carrying value	19,539	19,464
Financial assets, at fair value	19,539	19,464
Loans to government [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	1,416	1,600
Financial assets, at fair value	1,416	1,600
Loans to corporate entities [member]
Disclosure of financial assets [line items]
Financial assets, carrying value	4,593	2,441
Financial assets, at fair value	4,593	2,441
Fixed income securities and other
Disclosure of financial assets [line items]
Financial assets, carrying value	9,788	9,198
Financial assets, at fair value	$ 9,788	$ 9,198